Non-current financial debts (Details 3) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 28,729	$ 24,722
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	18,778	15,495
EUR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	5,911	5,238
CHF
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,876	3,956
Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 164	$ 33